Cover	Apr. 14, 2022
Entity Information [Line Items]
Entity Address, State or Province	IN
Entity Address, City or Town	Indianapolis,
Entity Address, Address Line One	Lilly Corporate Center,
Document Type	8-K
Entity File Number	001-06351
Entity Tax Identification Number	35-0470950
Entity Address, Postal Zip Code	46285
Amendment Flag	false
Entity Central Index Key	0000059478
Document Period End Date	Apr. 14, 2022
City Area Code	317
Local Phone Number	276-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	ELI LILLY AND COMPANY
Entity Incorporation, Date of Incorporation	IN
Security Exchange Name	NYSE
Trading Symbol	LLY
Title of 12(b) Security	Common Stock (no par value)